Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization of Financing Costs	$ 1,500,000	$ 1,200,000	$ 5,000,000	$ 5,000,000
Revenues:
Vacation Interest sales	98,340,000	58,687,000	318,555,000	211,321,000	214,764,000
Provision for uncollectible Vacation Interest sales revenue	(6,672,000)	(4,115,000)	(25,457,000)	(16,562,000)	(12,655,000)
Vacation Interest, net	91,668,000	54,572,000	293,098,000	194,759,000	202,109,000
Management and member services	31,587,000	27,280,000	114,937,000	99,306,000	86,206,000
Consolidated resort operations	8,620,000	8,534,000	33,756,000	29,893,000	26,547,000
Interest	13,255,000	13,656,000	53,206,000	47,285,000	39,327,000
Other	8,322,000	4,908,000	28,671,000	19,778,000	16,636,000
Total revenues	153,452,000	108,950,000	523,668,000	391,021,000	370,825,000
Costs and Expenses:
Vacation Interest cost of sales	17,846,000	8,231,000	32,150,000	(9,695,000)	39,730,000
Advertising, sales and marketing	50,359,000	34,819,000	178,365,000	128,717,000	114,029,000
Vacation Interest carrying cost, net	8,237,000	9,272,000	36,363,000	41,331,000	29,821,000
Management and member services	9,779,000	8,275,000	35,330,000	27,125,000	22,444,000
Consolidated resort operations	7,722,000	7,082,000	30,311,000	27,783,000	23,972,000
Loan portfolio	2,505,000	2,351,000	9,486,000	8,652,000	8,600,000
Other operating	368,000	1,158,000	8,507,000	3,399,000	3,168,000
General and administrative	22,800,000	20,760,000	99,015,000	80,412,000	67,905,000
Depreciation and amortization	6,254,000	3,805,000	18,857,000	13,966,000	11,939,000
Interest expense	24,842,000	21,931,000	96,157,000	82,010,000	67,162,000
Loss on extinguishment of debt			0	0	1,081,000
Impairments and other write-offs	79,000	(11,000)	1,009,000	1,572,000	3,330,000
Gain on disposal of assets	(50,000)	(72,000)	(605,000)	(708,000)	(1,923,000)
Gain on bargain purchase from business combination	0	(51,000)	(20,610,000)	(14,329,000)	0
Total costs and expenses	150,741,000	117,550,000	524,335,000	390,235,000	391,258,000
Income (loss) before (benefit) provision for income taxes	2,711,000	(8,600,000)	(667,000)	786,000	(20,433,000)
(Benefit) provision for income taxes	438,000	975,000	(14,310,000)	(9,517,000)	(1,274,000)
Net income (loss)	2,273,000	(9,575,000)	13,643,000	10,303,000	(19,159,000)
Other comprehensive income:
Currency translation adjustments, net of tax of $0	(2,744,000)	1,991,000	1,632,000	(600,000)	(1,339,000)
Other	12,000	25,000	7,000	(26,000)	0
Total other comprehensive (loss) income, net of tax	(2,732,000)	2,016,000	1,639,000	(626,000)	(1,339,000)
Comprehensive income (loss)	$ (459,000)	$ (7,559,000)